Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
These investments, summarized in the tables below, are short-term, highly liquid and subject to insignificant risk of changes in value.

Cash and cash equivalents	As of
(in € thousands)	2023/12/31	2024/12/31
Short-term deposits	67,530	63,027
Cash on hand and bank accounts	10,258	18,761
TOTAL	77,789	81,788

Short-term deposits	As of
(in € thousands)	2023/12/31	2024/12/31
TERM ACCOUNTS	67,530	63,027
TOTAL	67,530	63,027